INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangibles	$ 1,069	$ 1,046	$ 1,053
Write-off of other intangible assets	$ 3,009	$ 0	$ 0